Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 2,926,302	R$ 2,571,069	R$ 2,158,773
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5,709,150	4,520,496	3,439,277
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,782,848)	(1,949,427)	(1,280,504)
Expenditures related to software and technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 2,522,021	2,130,429	1,749,318
Useful life	5 years
Expenditures related to software and technology | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 5,042,195	3,887,300	2,904,505
Expenditures related to software and technology | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,520,174)	(1,756,871)	(1,155,187)
Software licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	160,192	183,438	159,398
Software licenses | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	369,320	335,561	257,096
Software licenses | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(209,128)	(152,123)	(97,698)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	227,066	227,066	209,908
Goodwill | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	227,066	227,066	209,908
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	17,023	30,136	40,149
Other | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	70,569	70,569	67,768
Other | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ (53,546)	R$ (40,433)	R$ (27,619)